SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                                                                        [ ]
                       Post-Effective Amendment No. 28                  [X]
                              (File No. 33-15290)

                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 41                          [X]
                              (File No. 811-05213)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                         IDS Life of New York Account 8

                               Name of Depositor:
                     IDS LIFE INSURANCE COMPANY OF NEW YORK

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           20 Madison Avenue Extension
                                Albany, NY 12203
                                 (800) 541-2251

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                           50607 AXP Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on Oct. 3, 2005 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 28 to this Registration Statement No. 33-15290 does not supersede Post-Effective Amendment No. 27 to Registration Statement No. 33-15290 filed on or about April 28, 2005 on behalf of IDS Life of New York Variable Universal Life.

The purpose of this Post-Effective Amendment No. 28 is to supplement the prospectus and Statement of Additional Information for IDS Life of New York filed electronically as Post-Effective Amendment No. 27 to Registration Statement No. 33-15290 on or about April 28, 2005 and declared effective on April 29, 2005 and is incorporated by reference into Part A of Post-Effective Amendment No. 28 to this Registration Statement.

The combined Statement of Additional Information relating to IDS Life of New York Variable Universal Life filed electronically as Post-Effective Amendment No. 27 to Registration Statement No. 33-15290 filed on or about April 28, 2005 and declared effective April 29, 2005 is incorporated by reference into Part B of Post-Effective Amendment No. 28 to this Registration Statement.

                  Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                   Prospectus Form #   SAI Form #           Date
IDS Life of New York Flexible Annuity                              S-6175 W         S-6323 C           4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company (IDS Life). IDS Life is the parent company of IDS Life Insurance Company of New York, the issuer of the annuity contract described in the prospectus. American Express Financial Advisors Inc., the distributor of the annuity contract described in the prospectus, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

                                     -- 2 --

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                              Minimum        Maximum
Total expenses before fee waivers and/or expense reimbursements              0.72%(1)         1.24%

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                      0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                     0.60%        0.13%        0.10%     0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund            0.64%        0.13%        0.11%     0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                       0.57%        0.13%        0.15%     0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                          0.83%        0.13%        0.14%     1.10%(1)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                               0.55%        0.13%        0.18%     0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                      0.62%        0.13%        0.09%     0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                     0.65%        0.13%        0.08%     0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                             0.59%        0.13%        0.08%     0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                    0.53%        0.13%        0.07%     0.73%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                  0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund            0.75%        0.13%        0.12%     1.00%(1)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 3 --

                  Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                   Prospectus Form #   SAI Form #           Date
IDS Life of New York Flexible Portfolio Annuity                    S-6163 L         S-6343 C           4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company (IDS Life). IDS Life is the parent company of IDS Life Insurance Company of New York, the issuer of the annuity contract described in the prospectus. American Express Financial Advisors Inc., the distributor of the annuity contract described in the prospectus, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                              Minimum        Maximum
Total expenses before fee waivers and/or expense reimbursements              0.72%(1)         1.54%

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                      0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                     0.60%        0.13%        0.10%     0.83%(1)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                          0.83%        0.13%        0.14%     1.10%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                      0.62%        0.13%        0.09%     0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                     0.65%        0.13%        0.08%     0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                             0.59%        0.13%        0.08%     0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                    0.53%        0.13%        0.07%     0.73%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                  0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund            0.75%        0.13%        0.12%     1.00%(1)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 4 --

                  Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                   Prospectus Form #   SAI Form #           Date
American Express Retirement Advisor Variable Annuity(R)            S-6471 G         S-6343 C           4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company (IDS Life). IDS Life is the parent company of IDS Life Insurance Company of New York, the issuer of the annuity contract described in the prospectus. American Express Financial Advisors Inc., the distributor of the annuity contract described in the prospectus, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the annuity contract as follows:

Old Annuity Name                       New Annuity Name
-------------------------------------- -----------------------------------------
American Express Retirement Advisor    RiverSource(SM) Retirement Advisor
Variable Annuity(R)                    Variable Annuity
-------------------------------------- -----------------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).
                                                                              Minimum        Maximum
Total expenses before fee waivers and/or expense reimbursements              0.55%(1)       2.86%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                      0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Core Bond Fund /
RiverSource(SM) Variable Portfolio - Core Bond Fund                            0.63%        0.13%        0.39%     1.15%(1),(2)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                     0.60%        0.13%        0.10%     0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund            0.64%        0.13%        0.11%     0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                       0.57%        0.13%        0.15%     0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                          0.83%        0.13%        0.14%     1.10%(1)
AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund(3) /
RiverSource(SM) Variable Portfolio - Global Inflation Protected
Securities Fund                                                                0.49%        0.13%        0.18%     0.80%(1),(2)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                               0.55%        0.13%        0.18%     0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                      0.62%        0.13%        0.09%     0.84%(1)
AXP(R) Variable Portfolio - Income Opportunities Fund /
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                 0.64%        0.13%        0.80%     1.57%(1),(2)

                                     -- 5 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                     0.65%        0.13%        0.08%     0.86%(1)
AXP(R) Variable Portfolio - Large Cap Value Fund /
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                      0.63%        0.13%        2.10%     2.86%(1),(2)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                             0.59%        0.13%        0.08%     0.80%(1)
AXP(R) Variable Portfolio - Mid Cap Value Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                        0.73%        0.13%        0.53%     1.39%(1),(2)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                    0.53%        0.13%        0.07%     0.73%(1)
AXP(R) Variable Portfolio - Partners Select Value Fund /
RiverSource(SM) Variable Portfolio - Select Value Fund                         0.81%        0.13%        1.03%     1.97%(1),(2)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                        0.29%        0.13%        0.13%     0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund       0.61%        0.13%        0.10%     0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                  0.85%        0.13%        0.14%     1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                  0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                     1.11%        0.13%        0.41%     1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund            0.75%        0.13%        0.12%     1.00%(1)
Lazard Retirement International Equity Portfolio                               0.75%        0.25%        0.29%     1.29%(4)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) AXP(R) Variable Portfolio - Inflation Protected Securities Fund changed to AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund on Sept. 12, 2005.

(4) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 6 --

                  Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #          Date
American Express Retirement Advisor Advantage(R) Variable Annuity /
   American Express Retirement Advisor Select Variable Annuity(R)                   S-6410 E          S-6343 C          4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company (IDS Life). IDS Life is the parent company of IDS Life Insurance Company of New York, the issuer of the annuity contract described in the prospectus. American Express Financial Advisors Inc., the distributor of the annuity contract described in the prospectus, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the annuity contract as follows:

Old Annuity Name                       New Annuity Name
-------------------------------------- --------------------------------------
American Express Retirement Advisor    RiverSource(SM) Retirement Advisor
Advantage(R) Variable Annuity /        Advantage Variable Annuity /
American Express Retirement Advisor    RiverSource(SM) Retirement Advisor
Select Variable Annuity(R)             Select  Variable Annuity
-------------------------------------- --------------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following chart. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                              Minimum        Maximum
Total expenses before fee waivers and/or expense reimbursements              0.55%(1)       2.86%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                      0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Core Bond Fund /
RiverSource(SM) Variable Portfolio - Core Bond Fund                            0.63%        0.13%        0.39%     1.15%(1),(2)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                     0.60%        0.13%        0.10%     0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund            0.64%        0.13%        0.11%     0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                       0.57%        0.13%        0.15%     0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                          0.83%        0.13%        0.14%     1.10%(1)
AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund(3) /
RiverSource(SM) Variable Portfolio - Global Inflation Protected
Securities Fund                                                                0.49%        0.13%        0.18%     0.80%(1),(2)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                               0.55%        0.13%        0.18%     0.86%(1)

                                    -- 7 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                      0.62%        0.13%        0.09%     0.84%(1)
AXP(R) Variable Portfolio - Income Opportunities Fund /
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                 0.64%        0.13%        0.80%     1.57%(1),(2)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                     0.65%        0.13%        0.08%     0.86%(1)
AXP(R) Variable Portfolio - Large Cap Value Fund /
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                      0.63%        0.13%        2.10%     2.86%(1),(2)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                             0.59%        0.13%        0.08%     0.80%(1)
AXP(R) Variable Portfolio - Mid Cap Value Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                        0.73%        0.13%        0.53%     1.39%(1),(2)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                    0.53%        0.13%        0.07%     0.73%(1)
AXP(R) Variable Portfolio - Partners Select Value Fund /
RiverSource(SM) Variable Portfolio - Select Value Fund                         0.81%        0.13%        1.03%     1.97%(1),(2)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                      0.94%        0.13%        0.20%     1.27%(1),(2)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                        0.29%        0.13%        0.13%     0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund       0.61%        0.13%        0.10%     0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                  0.85%        0.13%        0.14%     1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                  0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                     1.11%        0.13%        0.41%     1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund            0.75%        0.13%        0.12%     1.00%(1)
Lazard Retirement International Equity Portfolio                               0.75%        0.25%        0.29%     1.29%(4)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) AXP(R) Variable Portfolio - Inflation Protected Securities Fund changed to AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund on Sept. 12, 2005.

(4) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 8 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                   Prospectus Form #   SAI Form #           Date
American Express Retirement Advisor Advantage Plus(R)
  Variable Annuity / American Express Retirement Advisor
  Select Plus(R) Variable Annuity                                  S-6362 C         S-6343 C           4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company (IDS Life). IDS Life is the parent company of IDS Life Insurance Company of New York, the issuer of the annuity contract described in the prospectus. American Express Financial Advisors Inc., the distributor of the annuity contract described in the prospectus, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the annuity contract as follows:

Old Annuity Name                           New Annuity Name
------------------------------------------ -------------------------------------
American Express Retirement Advisor        RiverSource(SM) Retirement Advisor
Advantage Plus(R) Variable Annuity /       Advantage Plus Variable Annuity /
American Express Retirement Advisor        RiverSource(SM) Retirement Advisor
Select Plus(R) Variable Annuity            Select Plus Variable Annuity
------------------------------------------ -------------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                              Minimum        Maximum
Total expenses before fee waivers and/or expense reimbursements              0.55%(1)       2.86%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                      0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Core Bond Fund /
RiverSource(SM) Variable Portfolio - Core Bond Fund                            0.63%        0.13%        0.39%     1.15%(1),(2)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                     0.60%        0.13%        0.10%     0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund            0.64%        0.13%        0.11%     0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                       0.57%        0.13%        0.15%     0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                          0.83%        0.13%        0.14%     1.10%(1)
AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund(3) /
RiverSource(SM) Variable Portfolio - Global Inflation Protected
Securities Fund                                                                0.49%        0.13%        0.18%     0.80%(1),(2)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                               0.55%        0.13%        0.18%     0.86%(1)

                                    -- 9 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                      0.62%        0.13%        0.09%     0.84%(1)
AXP(R) Variable Portfolio - Income Opportunities Fund /
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                 0.64%        0.13%        0.80%     1.57%(1),(2)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                     0.65%        0.13%        0.08%     0.86%(1)
AXP(R) Variable Portfolio - Large Cap Value Fund /
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                      0.63%        0.13%        2.10%     2.86%(1),(2)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                             0.59%        0.13%        0.08%     0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                    0.53%        0.13%        0.07%     0.73%(1)
AXP(R) Variable Portfolio - Partners Select Value Fund /
RiverSource(SM) Variable Portfolio - Select Value Fund                         0.81%        0.13%        1.03%     1.97%(1),(2)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                      0.94%        0.13%        0.20%     1.27%(1),(2)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                        0.29%        0.13%        0.13%     0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund       0.61%        0.13%        0.10%     0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                  0.85%        0.13%        0.14%     1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                  0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                     1.11%        0.13%        0.41%     1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund            0.75%        0.13%        0.12%     1.00%(1)
Lazard Retirement International Equity Portfolio                               0.75%        0.25%        0.29%     1.29%(4)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) AXP(R) Variable Portfolio - Inflation Protected Securities Fund changed to AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund on Sept. 12, 2005.

(4) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

Guaranteed Withdrawal Benefit Rider (Withdrawal Rider)

The statement "We limit the cumulative amount of purchase payments to $100,000" is replaced with "We reserve the right to limit cumulative amount of purchase payments, subject to state restrictions."

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 10 --

                  Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                             Prospectus Form # SAI Form #     Date
IDS Life of New York Variable Universal Life                                 S-6171 AG      S-6337 C      4/29/05
IDS Life of New York Variable Universal Life III                             S-6211 G       S-6337 C      4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company (IDS Life). IDS Life is the parent company of IDS Life Insurance Company of New York, the issuer of the life insurance policy described in the prospectus. American Express Financial Advisors Inc., the distributor of the life insurance policy described in the prospectus, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                              Minimum        Maximum
Total expenses before fee waivers and/or expense reimbursements              0.55%(1)       1.65%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                      0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                     0.60%        0.13%        0.10%     0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund            0.64%        0.13%        0.11%     0.88%(1)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                          0.83%        0.13%        0.14%     1.10%(1)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                               0.55%        0.13%        0.18%     0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                      0.62%        0.13%        0.09%     0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                     0.65%        0.13%        0.08%     0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                             0.59%        0.13%        0.08%     0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                    0.53%        0.13%        0.07%     0.73%(1)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                        0.29%        0.13%        0.13%     0.55%(1),(2)

                                    -- 11 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund       0.61%        0.13%        0.10%     0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                  0.85%        0.13%        0.14%     1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                  0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                     1.11%        0.13%        0.41%     1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund            0.75%        0.13%        0.12%     1.00%(1)
Lazard Retirement International Equity Portfolio                               0.75%        0.25%        0.29%     1.29%(3)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the life insurance policy. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to policy owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

For IDS Life of New York Variable Universal Life III only:

CHANGE TO "OPTION A -- INTEREST PAYMENTS"

"Option A -- Interest Payments" under the "Payment Options" section of "Payment of Policy Proceeds" on page 34 of the prospectus is replaced with the following:

Option A -- Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 12 --

                  Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                             Prospectus Form #    SAI Form #       Date
IDS Life of New York Variable Universal Life IV /
IDS Life of New York Variable Universal Life IV - Estate Series              S-6419 E          S-6337 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company (IDS Life). IDS Life is the parent company of IDS Life Insurance Company of New York, the issuer of the life insurance policy described in the prospectus. American Express Financial Advisors Inc., the distributor of the life insurance policy described in the prospectus, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                              Minimum        Maximum
Total expenses before fee waivers and/or expense reimbursements              0.55%(1)       2.86%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                      0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Core Bond Fund /
RiverSource(SM) Variable Portfolio - Core Bond Fund                            0.63%        0.13%        0.39%     1.15%(1),(2),(3)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                     0.60%        0.13%        0.10%     0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund            0.64%        0.13%        0.11%     0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                       0.57%        0.13%        0.15%     0.85%(1),(3)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                          0.83%        0.13%        0.14%     1.10%(1)
AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund(4) /
RiverSource(SM) Variable Portfolio - Global Inflation Protected
Securities Fund                                                                0.49%        0.13%        0.18%     0.80%(1),(2),(3)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                               0.55%        0.13%        0.18%     0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                      0.62%        0.13%        0.09%     0.84%(1)
AXP(R) Variable Portfolio - Income Opportunities Fund /
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                 0.64%        0.13%        0.80%     1.57%(1),(2),(3)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                     0.65%        0.13%        0.08%     0.86%(1)
AXP(R) Variable Portfolio - Large Cap Value Fund /
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                      0.63%        0.13%        2.10%     2.86%(1),(2),(3)

                                    -- 13 --

Total annual operating expenses for each fund (continued

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                             0.59%        0.13%        0.08%     0.80%(1)
AXP(R) Variable Portfolio - Mid Cap Value Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                        0.73%        0.13%        0.53%     1.39%(1),(2),(3)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                    0.53%        0.13%        0.07%     0.73%(1)
AXP(R) Variable Portfolio - Partners Select Value Fund /
RiverSource(SM) Variable Portfolio - Select Value Fund                         0.81%        0.13%        1.03%     1.97%(1),(2),(3)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                      0.94%        0.13%        0.20%     1.27%(1),(3)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                        0.29%        0.13%        0.13%     0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund       0.61%        0.13%        0.10%     0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                  0.85%        0.13%        0.14%     1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                  0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                     1.11%        0.13%        0.41%     1.65%(1),(3)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund            0.75%        0.13%        0.12%     1.00%(1)
Lazard Retirement International Equity Portfolio                               0.75%        0.25%        0.29%     1.29%(5)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) Available under IDS Life of New York Variable Universal Life IV/IDS Life of New York Universal Life IV - Estate Series policies sold on or after Aug. 30, 2005.

(3) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(4) AXP(R) Variable Portfolio - Inflation Protected Securities Fund changed to AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund on Sept. 12, 2005.

(5) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the life insurance policy. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to policy owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

CHANGE TO "OPTION A -- INTEREST PAYMENTS"

"Option A -- Interest Payments" under the "Payment Options" section of "Payment of Policy Proceeds" on page 38 of the prospectus is replaced with the following:

Option A -- Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 14 --

                  Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                Prospectus Form #        SAI Form #          Date
IDS Life of New York Succession Select Variable Life Insurance               S-6203 E                S-6337 C           4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company (IDS Life). IDS Life is the parent company of IDS Life Insurance Company of New York, the issuer of the life insurance policy described in the prospectus. American Express Financial Advisors Inc., the distributor of the life insurance policy described in the prospectus, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                              Minimum        Maximum
Total expenses before fee waivers and/or expense reimbursements              0.55%(1)         2.20%

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                      0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                     0.60%        0.13%        0.10%     0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund            0.64%        0.13%        0.11%     0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                       0.57%        0.13%        0.15%     0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                          0.83%        0.13%        0.14%     1.10%(1)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                               0.55%        0.13%        0.18%     0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                      0.62%        0.13%        0.09%     0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                     0.65%        0.13%        0.08%     0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                             0.59%        0.13%        0.08%     0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                    0.53%        0.13%        0.07%     0.73%(1)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                      0.94%        0.13%        0.20%     1.27%(1),(2)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                        0.29%        0.13%        0.13%     0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund       0.61%        0.13%        0.10%     0.84%(1)

                                    -- 15 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management    Distribution     Other
Fund (Old Name / New Name)                                                     fees       (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                  0.85%        0.13%        0.14%     1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                  0.51%        0.13%        0.08%     0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                     1.11%        0.13%        0.41%     1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund            0.75%        0.13%        0.12%     1.00%(1)
Lazard Retirement International Equity Portfolio                               0.75%        0.25%        0.29%     1.29%(3)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the life insurance policy. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to policy owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

CHANGE TO "OPTION A -- INTEREST PAYMENTS"

"Option A -- Interest Payments" under the "Payment Options" section of "Payment of Policy Proceeds" on page 38 of the prospectus is replaced with the following:

Option A -- Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 16 --



S-6405M A (10-05)

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed electronically as Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(a)(2) Standard Terms and Conditions of Trust, effective August 4, 1986, filed electronically as Exhibit 1.A.(8)(d) to Registrant's Form N-8B-2
          with   Post-Effective   Amendment   No.  11,  File  No.   33-15290  is
          incorporated herein by reference.

(b)       Not applicable.

(c)(1)    Explanation of New York Sales Agreements, filed electronically as
          Exhibit 1.A.(3)(b)(i) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(2) Form of Personal Financial Planner's Agreement with IDS Financial Services Inc., filed electronically as Exhibit 1.A.(3)(b)(ii) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(3) Form of Personal Financial Planner's Agreement with IDS Life Insurance Company of New York, filed electronically as Exhibit 1.A.(3)(b)(iii) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(4) Form of "Field Trainer's" Rider to Personal Financial Planner's Agreement, filed electronically as Exhibit 1.A.(3)(b)(iv) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(5) Form of District Manager's Rider to Personal Financial Planner's Agreement, filed electronically as Exhibit 1.A.(3)(b)(v) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(6) Form of "New York District Manager-Insurance" Rider to Personal Financial Planner's Agreement, filed electronically as Exhibit 1.A.(3)(b)(vi) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(7) Form of Division Manager's Agreement with IDS Financial Services Inc., filed electronically as Exhibit 1.A.(3)(b)(vii) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(8) Form of "New York Division Manager-Insurance" Rider to Division Manager's Agreement with IDS Financial Services Inc., filed electronically as Exhibit 1.A.(3)(b)(viii) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy, dated April 1, 1987, filed electronically as Exhibit 1.A.(5) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(d)(2) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL-NY) filed electronically as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 23 to the Registration Statement No. 33-15290 is incorporated herein by reference.

(e)(1) Application form for the Flexible Premium Variable Life Insurance Policy, filed electronically as Exhibit 1.A.(10) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(f)(1) Certificate of Amendment of the Certificate of Incorporation of IDS Life Insurance Company of New York, filed electronically as Exhibit 1.A.(6)(a) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(f)(2) Amended Bylaws of IDS Life Insurance Company of New York, dated May 1992, filed electronically as Exhibit 1.A.(6)(b) to Post-Effective Amendment No. 12, File No. 33-15290 is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-Laws of IDS Life Insurance Company of New York, filed electronically as Exhibit 6.3 to Post-Effective Amendment No. 8 to Registration Statement No. 333-91691, is incorporated herein by reference.

(h)(1) Reference Trust Indenture among Shearson Lehman Brothers Inc., the Bank of New York and Standard & Poor's Corporation, dated August 4, 1986, filed electronically as Exhibit 1.A.(8)(c) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement dated October 7, 1996 between IDS Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(3) Copy of Participation Agreement by and among IDS Life Insurance Company of New York, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 8 to Registration Statement No. 333-91691, is incorporated herein by reference.

(h)(4) Copy of Participation Agreement dated July 31, 1996 between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(5) Copy of Participation Agreement dated April 14, 2000 by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company of New York, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated October 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated October 7, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit
          8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999, filed electronically as Exhibit
          8.13 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(i)       Not applicable

(j)       Not applicable

(k)       Consent and Opinion of Counsel is filed electronically herewith.

(l)       Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
          Vice President, Insurance Product Development is filed electronically herewith.

(m) Calculations of Illustrations for VUL-NY filed electronically as Exhibit (m) on or about April 28, 2005 to Registrant's Post Effective Amendment No. 27 to Registration Statement No. 33-15290.

(n) Consent of Independent Registered Public Accounting Firm for VUL-NY is filed electronically herewith.

(o)       Not applicable.

(p)       Not applicable.

(q) Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies, filed electronically as Exhibit 1.A.(11) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated April 13, 2005 filed electronically on or about April 28, 2005 as Exhibit (r)(1) to Registrant's Post Effective Amendment No. 27 to Registration Statement No. 33-15290 is incorporated by reference.

Item 27. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------
Gumer C. Alvero                       1765 Ameriprise Financial Center          Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 Ameriprise Financial Center           Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Walter S. Berman                      AMEX Tower WFC                            Vice President and Treasurer
                                      200 Vesey St.
                                      New York, NY

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY  12203                         Operating Officer, Consumer Affairs
                                                                                Officer, Claims Officer and Money Laundering
                                                                                Prevention Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Minneapolis, MN 55431-1253

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Ronald L. Guzior                      Bollam, Sheedy, Torani                    Director
                                      & Co. LLP CPA's
                                      26 Computer Drive West
                                      Albany, NY 12205

Lorraine R. Hart                      257 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN  55474

Paul R. Johnston                      50605 Ameriprise Financial Center         Secretary
                                      Minneapolis, MN 55474

Michelle M. Keeley                    257 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN 55474

Jean B. Keffeler                      1010 Swingley Rd.                         Director
                                      Livingston, MT 59047

Eric L. Marhoun                                                                 Assistant General Counsel

Thomas R. McBurney                    4900 IDS Center                           Director
                                      80 South Eighth Street
                                      Minneapolis, MN 55402

Mary Ellyn Minenko                    50607 Ameriprise Financial Center         Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Thomas W. Murphy                      264 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN  55474

B. Roger Natarajan                                                              Vice President and Chief Actuary

Thomas V. Nicolosi                    Ameriprise Financial Services Inc.        Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     5009 World Financial Center               Director
                                      200 Vesey Street
                                      New York, NY 10285-5009

Scott R. Plummer                                                                38a-1 Chief Compliance Officer

Heather M. Somers                                                               General Counsel

Richard M. Starr                      World Financial Center                    Director
                                      200 Vesey Street
                                      New York, NY 10285

David K. Stewart                                                                Vice President and Controller

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income                                                            Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory European (General Partner) LLC                                            George Town
     Advisory Select LLC                                                                Delaware
     AEXP Affordable Housing LLC                                                        Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management (Australia)                                      NSW Australia
     American Express Asset Management Company S.A.                                     Luxembourg
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Partners Life Insurance Company                                           Arizona
     Ameriprise Certificate Company                                                     Delaware
     Ameriprise Financial Inc.                                                          Delaware
     Ameriprise Financial Services Inc.                                                 Delaware
     Ameriprise Trust Company                                                           Minnesota
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Realty Assets, Inc.                                                                Nebraska
     RiverSource Investments, LLC                                                       Minnesota
     RiverSource Services, Inc.                                                         Minnesota
     RiverSource Tax Advantage Investments Inc.                                         Delaware
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska
     Threadneedle International Limited                                                 England and Wales

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30  Principal Underwriter

(a) Ameriprise Financial Services, Inc. acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free Income Trust; World Trust;  Ameriprise
          Certificate Company; Advisory Hedged Opportunity Fund.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Riversource Investments

         John M. Baker                                  Vice President - Chief
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President and Treasurer

         Walter S. Berman                               Director

         Robert C. Bloomer                              Vice President - Technologies III

         Leslie H. Bodell                               Vice President - Technologies I

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund
                                                        Business Development

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - RL HR/US Retail

         James M. Cracchiolo                            Director, President, Chairman of
                                                        the Board and Chief Executive
                                                        Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee
                                                        Communications

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -
         625 Kenmor Ave South East                      Greater Michigan
         Suite 301
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Peter A. Gallus                                Vice President - CAO - AEFA
                                                        Investment Management

        Laura C. Gagnon                                 Vice President - Investor Relations

         Gary W. Gassmann                               Group Vice President -
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         John C. Greiber                                Group Vice President -
                                                        Minnesota/Iowa

         Martin T. Griffin                              Vice President and National Sales
                                                        Manager External Channel

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

        Kelli A. Hunter                                 Executive Vice President -
                                                        Human Resources

         Debra A. Hutchinson                            Vice President - Technologies I

         Theodore M. Jenkin                             Group Vice President -
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -
                                                        Compensation and Licensing
                                                        Services

         Gregory C. Johnson                             Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Paul R. Johnston                               Secretary

         Nancy E. Jones                                 Vice President - Advisor
                                                        Marketing

         William A. Jones                               Vice President - Technologies III

         John C. Junek                                  Senior Vice President and
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic
                                                        Initiatives

         Neysa A. Alecu                                 Money Laundering Prevention
                                                        Officer

         Benji Orr                                      Deputy Money Laundering
                                                        Prevention Officer

         Robert Whalen                                  Group Vice President -
         939 West North Ave                             Chicago Metro
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President - Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Retirement Services

         Diane D. Lyngstad                              Chief Financial Officer and
                                                        Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President - Equity Research

         Timothy J. Masek                               Vice President -
                                                        Fixed Income Research

         Frank A. McCarthy                              Vice President - External
                                                        Products Group and Personal
                                                        Trust Services

         Mark T. McGannon                               Vice President and General
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President and LFO
                                                        Officer - Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Jeffrey McGregor                               Vice President and National
                                                        Sales Manager for Distribution

         Sarah M. McKenzie                              Vice President - Managed and
                                                        Brokerage Products

         Jeryl A. Millner                               Senior Vice President

         Penny J. Meier                                 Vice President - Business
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -
                                                        Technologies

         Rebecca A. Nash                                Vice President - Service
                                                        Operations

         B. Roger Natarajan                             Vice President - Finance

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Geoffery Oprandy                               Group Vice President - Southwest
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ  85028

         Kristi L. Petersen                             Vice President - ONE Account
                                                        and Cash

         John G. Poole                                  Group Vice President -
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Michael J. Rearden                             Group Vice President -
         1800 S. Pine Island Road, Suite 510            Southern Florida
         Plantation, FL  33324

         Ralph D. Richardson III                        Group Vice President -
         Suite 100                                      Carolinas
         5511 Capital Center Drive
         Raleigh, NC  27606

         Mark A. Riordan                                Vice President - Finance
                                                        Emerging Technologies

         ReBecca K. Roloff                              Senior Vice President -
                                                        GFS

         Maximillian G. Roth                            Group Vice President -
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Andrew C. Schell                               Vice President - Strategy
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan
                                                        Sponsor Services

         Martin S. Solhaug                              Vice President - International
                                                        Comp and Benefits

         Albert L. Soule                                Group Vice President -
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget M. Sperl                               Senior Vice President -
                                                        Client Service Organization

         Kathy Stalwick                                 Vice President

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President and Controller

         Caroline Stockdale-Boon                        Senior Vice President -
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I

         John T. Sweeney                                Vice President, Lead Financial
                                                        Officer - Banking, Brokerage
                                                        and Managed Products

         Joseph E. Sweeney                              Senior Vice President,
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         601 108th Ave North East                        Pacific Northwest
         Suite 1800
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President and
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                      Vice President - Technologies III

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer - Asset
                                                        Management and Insurance

         Phil Wentzel                                   Vice President - Finance

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance
                                                        Operations

         Gayle W. Winfree                               Group Vice President -
         1 Galleria Blvd. Suite 1900                    Delta States
         Metairie, LA  70001

         Michael D. Wolf                                Vice President - Equity Senior
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk
                                                        Management

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         John Woerner                                   Senior Vice President - Strategic
                                                        Planning and Business Development

* Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company of New York) at 20 Madison Avenue Extension, Albany, NY 12203.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 30th day of September, 2005.


                         IDS Life of New York Account 8
                         -----------------------------------------------------
                                           (Registrant)

                         By IDS Life Insurance Company of New York
                         -----------------------------------------
                                           (Sponsor)

                         By /s/ Timothy V. Bechtold*
                            -------------------
                                Timothy V.Bechtold
                                President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of September, 2005.

Signature                              Title

/s/  Gumer C. Alvero*                  Director and Vice President - Annuities
-----------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*              Director, President and Chief
-----------------------------          Executive Officer
     Timothy V. Bechtold               (Chief Executive Officer)

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
-----------------------------          Officer, Consumer Affairs Officer, Claims
     Maureen A. Buckley                Officer and Money Laundering Prevention
                                       Officer

/s/  Rodney P. Burwell*                Director
-----------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
-----------------------------
     Robert R. Grew

/s/  Ronald L. Guzior*                 Director
-----------------------------
     Ronald L. Guzior

/s/  Jean B. Keffeler*                 Director
-----------------------------
     Jean B. Keffeler

/s/  Thomas R. McBurney*               Director
-----------------------------
     Thomas R. McBurney

Signature                              Title


/s/  Thomas V. Nicolosi*               Director
-----------------------------
     Thomas V. Nicolosi

/s/  David K. Stewart*                 Vice President and Controller
-----------------------------          (Principal Financial Officer)
     David K. Stewart                  (Principal Accounting Officer)

/s/  Michael R. Woodward*              Director
-----------------------------
     Michael R. Woodward


* Signed pursuant to Power of Attorney dated April 13, 2005, filed electronically as Exhibit (r)(1) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-15290 and is incorporated by reference, by:


/s/ Mary Ellyn Minenko
-------------------------
    Mary Ellyn Minenko
    Assistant General Counsel

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 28
                     TO REGISTRATION STATEMENT NO. 33-15290

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus for IDS Life of New York Variable Universal Life Insurance filed electronically as Part A to Post-Effective Amendment No. 27 to Registration Statement No. 33-15290 filed on or about April 28, 2005 is incorporated herein by reference.

     Supplement for:

     IDS Life of New York Variable Universal Life Insurance

Part B.

     Combined Statement of Additional Information and Financial Statements of IDS Life of New York Account 8 filed electronically as Part B to Post-Effective Amendment No. 27 to Registration Statement No. 33-15290 filed on or about April 28, 2005 is incorporated herein by reference.

Part C.

Other information.

The signatures.

Exhibits.